Financial instruments and fair value disclosures - Trade receivables and allowance for doubtful accounts (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	$ 273.1	$ 175.9
Cost
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	282.8	180.9
Less: allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	$ (9.7)	$ (5.0)